Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Accruals and deferred income including contract liabilities [Abstract]
Disclosure of deferred revenue [Table Text Block]
	March 31, 2026	March 31, 2025

Deferred Revenue, beginning of year	$10,138,356	$9,942,385
Additions to deferred revenue during the year	5,634,600	1,077,193
Deposits returned	(3,947)	(22,534)
Revenue recognized from deferred revenue during the year	(13,192,959)	(858,688)
Deferred Revenue, end of year	$2,576,050	$10,138,356

Current portion	$2,576,050	$3,279,536
Long term portion	-	6,858,820
	$2,576,050	$10,138,356